CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) - shares			3 Months Ended
	Jan. 14, 2021	Jan. 12, 2021	Mar. 31, 2021	Dec. 31, 2020
Sale of Units, net of underwriting discounts and offering expenses (in shares)			5,750,000
Sale of Private Placement Units (in shares)			200,000
Maximum shares subject to forfeiture				187,500
Over-allotment option
Sale of Units, net of underwriting discounts and offering expenses (in shares)	750,000
Maximum shares subject to forfeiture				187,500
Private Placement
Sale of Units, net of underwriting discounts and offering expenses (in shares)	15,000	185,000